INCOME TAX (Details 8) - Others Comprehensive Income [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Disclosure Of Income Tax [Line Items]
December 31,2016	$ 28,624
Realization of Deferred Tax Assets	1,958
Increase In Deferred Tax Assets	16,979
December 31, 2017	43,645
December 31, 2016	(95,684)
Realization of Deferred Tax Liability	195
Increase In Deferred Tax Liability	14,385
December 31, 2017	(109,874)
Employee Benefits [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	28,624
Realization of Deferred Tax Assets	1,958
Increase In Deferred Tax Assets	10,084
December 31, 2017	36,750
December 31, 2016	0
Realization of Deferred Tax Liability	150
Increase In Deferred Tax Liability	4,551
December 31, 2017	(4,401)
Debt securities valuation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2016	(39)
Realization of Deferred Tax Liability	39
Increase In Deferred Tax Liability	41
December 31, 2017	(41)
Investment Valuation [Member]
Disclosure Of Income Tax [Line Items]
December 31, 2016	(95,645)
Realization of Deferred Tax Liability	6
Increase In Deferred Tax Liability	9,793
December 31, 2017	(105,432)
Investment hedge in foreign operations [Member]
Disclosure Of Income Tax [Line Items]
December 31,2016	0
Realization of Deferred Tax Assets	0
Increase In Deferred Tax Assets	6,895
December 31, 2017	$ 6,895